Vista Outdoor Inc. - 10-K Derivative Financial Instruments - Narrative (Details) - Vista Outdoor Inc. lb in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) lb	Jun. 25, 2023 USD ($)	Mar. 31, 2024 USD ($) lb	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Derivatives, Fair Value [Line Items]
Foreign currency translation gains (losses)	$ (79,000)	$ 239,000	$ 2,991,000	$ 588,000	$ 0
Lead forward contracts
Derivatives, Fair Value [Line Items]
Derivative, notional amount, mass | lb	5,000		6,250
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	$ 32,851,000		$ 4,064,000
Foreign currency forward contracts | Minimum | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative, remaining maturity	12 months		12 months
Foreign currency forward contracts | Maximum | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Derivative, remaining maturity			15 months